Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue, net
Operating expenses:
Research and development (Note 5)	2,280,933	1,690,865
General and administrative	6,457,860	2,806,801
Total operating expenses	(8,738,793)	(4,497,666)
Loss from operations	(8,738,793)	(4,497,666)
Other income (expense)
Interest income (expense)	(1,320,416)	(166,746)
FMV adjustment on contingent stock & warrants	5,392,911
Foreign currency and other	26,636
Net loss	$ (4,639,662)	$ (4,664,412)
Net loss per share, basic and diluted	$ (0.57)	$ (0.96)
Weighted average shares used to compute net loss per share, basic and diluted	8,100,410	4,876,899